FAIR VALUE MEASUREMENTS	12 Months Ended
Jun. 30, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENT	FAIR VALUE MEASUREMENTS
ASC 820, Fair Value Measurement, provides a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value, as follows: Level 1, which refers to securities valued using unadjusted quoted prices from active markets for identical assets; Level 2, which refers to securities not traded on an active market but for which observable market inputs are readily available; and Level 3, which refers to securities valued based on significant unobservable inputs. There are no Level 2 or Level 3 investments in this Plan. Assets are valued in their entirety based on the lowest level of input that is significant to the fair value measurement.
Asset Valuation Methodologies — Valuation methodologies maximize the use of relevant observable inputs and minimize the use of unobservable inputs. The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at June 30, 2025 or 2024.
Cash — Held primarily in short-term money market funds, which are valued at cost plus accrued interest.
Common Stocks — Valued at the closing price reported on the active market on which the individual securities are traded.
Mutual Funds — Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-ended mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value and to transact at that price. The mutual funds held by the Plan are actively traded.
Common Collective Trust Fund - As permitted by GAAP, the Plan uses net asset values as a practical expedient to determine the fair value of the common collective trust fund. Net asset value (NAV) is based on the fair value of the underlying investments held by the fund less its liabilities. Participant transactions (purchases and sales) may occur daily. Redemption for the common collective trust fund is permitted daily with no other restrictions or notice periods and there are no unfunded commitments. In accordance with GAAP, the common collective trust fund measured at NAV has not been classified in the fair value hierarchy. The fair value amount presented in the table below are intended to permit reconciliation to the amounts presented in the Statements of Net Assets Available for Benefits.
The following table sets forth by level within the fair value hierarchy a summary of the Plan’s investments measured at fair value on a recurring basis at June 30, 2025 and 2024:

	2025	2024
Cash - Level 1	$46,586	$37,083
Common stock - Level 1	31,546,618	34,863,218
Mutual Funds - Level 1	63,800,456	64,782,119

Fair Value Sub-total	95,393,660	99,682,420

Investment measured at NAV - Common collective trust fund	64,523	25,788

Total	$95,458,183	$99,708,208